INCOME TAX AND MINIMUM PRESUMED INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2020
Income tax and minimum presumed income tax
Schedule of income tax and minimum presumed income tax recoverable and payable

	06/30/2020	06/30/2019	06/30/2018
Current assets
Income tax	112,220	1,263,795	2,082,269
	112,220	1,263,795	2,082,269
Non-current assets
Income tax	2,653	—	—
Minimum presumed income tax	3,376	1,184	126,653
	6,029	1,184	126,653

	06/30/2020	06/30/2019	06/30/2018
Liabilities
Income tax	1,556,715	142,028	2,569
	1,556,715	142,028	2,569

Schedule of deferred tax assets and liabilities

Deferred tax assets	06/30/2020	06/30/2019	06/30/2018

Tax Loss-Carry Forward	2,362,657	2,663,813	3,638,269
Changes in fair value of financial assets or liabilities	41,183	32,062	35,944
Trade receivables	1,068,054	374,425	462,756
Allowances	—	—	370,930
Inventories	—	—	710,391
Intangible assets	—	—	15,098
Royalties	245,140	—	—
Right-of-use leased asset	5,424	—	—
Government grants	—	2,649	9,360
Others	813,294	670,760	359,073
Total deferred tax assets	4,535,752	3,743,709	5,601,821

Deferred tax liabilities	06/30/2020	06/30/2019	06/30/2018

Intangible assets	(6,839,112)	(9,458,239)	(5,071,808)
Property, plant and equipment depreciation	(9,365,882)	(9,618,648)	(8,497,756)
Borrowings	(7,930)	(13,170)	(19,372)
Contingencies	—	—	(2,709)
Inflation tax adjustment	(2,032,078)	(1,706,092)	—
Allowances	(209,490)	(152,159)	—
Inventories	(237,258)	(153,563)	—
Government grants	(3,939)	—	—
Others	(4,993)	—	(297)
Total deferred tax liabilities	(18,700,682)	(21,101,871)	(13,591,942)

Net deferred tax	(14,164,930)	(17,358,162)	(7,990,121)

The roll forward of deferred tax assets and liabilities as of June 30, 2020, 2019 and 2018 are as follows:

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2019	provision	liabilities	to OCI	difference	06/30/2020
Tax Loss-Carry Forward	2,663,813	(133,346)	—	—	(167,810)	2,362,657
Changes in fair value of financial assets or liabilities	32,062	20,222	—	—	(11,101)	41,183
Trade receivables	374,425	764,707	—	—	(71,078)	1,068,054
Goverment grants	2,649	(6,216)	3,939	—	(372)	—
Royalties	—	245,140	—	—	—	245,140
Right-of-use leased asset	—	5,676	—	—	(252)	5,424
Others	670,760	263,407	—	—	(120,873)	813,294
Total deferred tax assets	3,743,709	1,159,590	3,939	—	(371,486)	4,535,752

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2019	provision	assets	to OCI	difference	06/30/2020
Intangible assets	(9,458,239)	1,469,311	—	—	1,149,816	(6,839,112)
Property, plant and equipment depreciation	(9,618,648)	45,028	—	(1,133,228)	1,340,966	(9,365,882)
Borrowings	(13,170)	3,548	—	—	1,692	(7,930)
Inflation tax adjustment	(1,706,092)	(589,811)	—	—	263,825	(2,032,078)
Allowances	(152,159)	(84,515)	—	—	27,184	(209,490)
Inventories	(153,563)	(110,152)	—	—	26,457	(237,258)
Goverment grants	—	—	(3,939)	—	—	(3,939)
Others	—	(4,993)	—	—	—	(4,993)
Total deferred tax liabilities	(21,101,871)	728,416	(3,939)	(1,133,228)	2,809,940	(18,700,682)

Net deferred tax	(17,358,162)	1,888,006	—	(1,133,228)	2,438,454	(14,164,930)

				Transfer
		Acquisition		from
		of control	Income	deferred
	Balance	of Semya	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2018	S.A.	provision	liabilities	to OCI	difference	06/30/2019
Tax Loss-Carry Forward	3,638,269	113,289	(1,306,198)	—	—	218,453	2,663,813
Changes in fair value of financial assets or liabilities	35,944	25,868	(33,200)	—	—	3,450	32,062
Trade receivables	462,756	—	(114,765)	—	—	26,434	374,425
Allowances	370,930	—	(555,679)	152,159	—	32,590	—
Inventories	710,391	—	(119,316)	153,563	—	(744,638)	—
Intangible assets	15,098	(482,387)	(22,467)	476,174	—	13,582	—
Goverment grants	9,360	—	(7,262)	—	—	551	2,649
Others	359,073	—	290,552	—	—	21,135	670,760
Total deferred tax assets	5,601,821	(343,230)	(1,868,335)	781,896	—	(428,443)	3,743,709

				Transfer
		Adquisition		from
		of control	Income	deferred
	Balance	of Semya	tax	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2018	S.A.	provision	assets	to OCI	difference	06/30/2019
Intangible assets	(5,071,808)	—	(937,962)	(476,174)	—	(2,972,295)	(9,458,239)
Property, plant and equipment depreciation	(8,497,756)	—	(335,077)	—	576,453	(1,362,268)	(9,618,648)
Borrowings	(19,372)	—	7,342	—	—	(1,140)	(13,170)
Contingencies	(2,709)	—	2,869	—	—	(160)	—
Inflation tax adjustment	—	—	(1,706,092)	—	—	—	(1,706,092)
Allowances	—	—	—	(152,159)	—	—	(152,159)
Inventories	—	—	—	(153,563)	—	—	(153,563)
Others	(297)	—	314	—	—	(17)	—
Total deferred tax liabilities	(13,591,942)	—	(2,968,606)	(781,896)	576,453	(4,335,880)	(21,101,871)

Net deferred tax	(7,990,121)	(343,230)	(4,836,941)	—	576,453	(4,764,323)	(17,358,162)

			Transfer
			from
	Balance	Income tax	deferred tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2017	provision	liabilities	to OCI	difference	06/30/2018
Tax Loss-Carry Forward	1,059,746	3,631,690	—	—	(1,053,167)	3,638,269
Changes in fair value of financial assets or liabilities	96,394	(27,872)	—	—	(32,578)	35,944
Trade receivables	829,095	(16,762)	—	—	(349,577)	462,756
Allowances	805,375	(143,397)	—	—	(291,048)	370,930
Inventories	367,682	(767,844)	—	—	1,110,553	710,391
Intangible assets	38,241	(11,570)	—	—	(11,573)	15,098
Contingencies	13,612	—	(13,612)	—	—	—
Goverment grants	41,616	(21,647)	—	—	(10,609)	9,360
Others	120,340	319,514	12,464	—	(93,245)	359,073
Total deferred tax assets	3,372,101	2,962,112	(1,148)	—	(731,244)	5,601,821

			Transfer
			from
	Balance	Income tax	deferred	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2017	provision	tax assets	to OCI	difference	06/30/2018
Intangible assets	(12,633,408)	(1,114,442)	—	—	8,676,042	(5,071,808)
Property, plant and equipment depreciation	(12,923,320)	2,811,852	—	(4,507,311)	6,121,023	(8,497,756)
Borrowings	(39,257)	3,720	—	—	16,165	(19,372)
Contingencies	—	(15,442)	13,612	—	(879)	(2,709)
Others	(15,942)	24,617	(12,464)	—	3,492	(297)
Total deferred tax liabilities	(25,611,927)	1,710,305	1,148	(4,507,311)	14,815,843	(13,591,942)

Net deferred tax	(22,239,826)	4,672,417	—	(4,507,311)	14,084,599	(7,990,121)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	06/30/2020	06/30/2019	06/30/2018
Loss before income tax-rate 0%	(205,022)	(21,669,882)	—
Earning before income tax-rate 21%	828,074	1,264	—
Earning (loss) before income tax-rate 30%	5,820,286	12,296,011	(3,618,756)
Loss before income tax-rate 35%	—	—	(21,621,007)
Income tax (charge) benefit by applying tax rate to loss before tax:	(1,919,981)	(3,689,069)	8,652,979
Share of profit or loss of joint ventures and associates	847,512	(44,721)	(1,448,925)
Stock options charge	(239,312)	78,681	(8,898)
Rate change adjustment	(144,660)	(54,735)	3,768,518
Non-deductible expenses and untaxed gains	(84,128)	(254,201)	(792,321)
Representation expenses	(36,691)	(136,614)	(204,897)
Foreign investment coverage	551,968	233,634	—
Tax provision adjustments	307,944	—	—
Result per inflation effect on monetary items and other finance results	(1,489,362)	(3,119,259)	962,061
Income tax	(2,206,710)	(6,986,284)	10,928,517

Schedule of Principal statutory taxes rates

	Income tax rate
Tax jurisdiction	2020	2019	2018
Argentina	30%	30%	30% - 35%
Cayman Island	0%	0%	—
United State of America	21%	21%	—

Schedule of income tax

	30/6/2020	30/6/2019	30/6/2018
Current tax expense	(4,094,716)	(2,149,343)	6,256,100
Deferred tax	1,888,006	(4,836,941)	4,672,417
Total	(2,206,710)	(6,986,284)	10,928,517

Schedule of carry forward tax losses

Fiscal year	Tax-Loss Carry forward	Tax-Loss Carry forward	Prescription	Tax jurisdiction
2016	309,073	87,177	2021	Argentina
2017	691,923	189,802	2022	Argentina
2018	245,741	63,185	2023	Argentina
2019	266,974	80,092	2024	Argentina
2019	4,258,576	894,301	2039	United State of America
2020	1,501,773	450,530	2025	Argentina
2020	2,845,570	597,570	2040	United State of America
Total	10,119,630	2,362,657

Argentina
Income tax and minimum presumed income tax
Schedule of carry forward tax losses

Fiscal year	Amount	Prescription
2014	644	2024
2015	1,363	2025
2016	1,369	2026
Total	3,376